Financial risk and capital management - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Detailed information about financial risk and capital management [Line Items]
Cash and cash equivalents infrastructure projects	€ 201,000,000	€ 175,000,000
Currency translation differences	€ (620,000,000)	139,000,000
Percentage that ferrovial estimates as appreciation in the value of the euro at the year end against the main currencies in which the group holds investments	10.00%
Impact on the parent company shareholders funds with a 10% depreciation in the value of the euro at the year end against the main currencies in which the group holds investments	€ 382,000,000
Impact on the income statement of a 10% appreciation of the euro against other currencies	95,000,000	56,000,000
Impact on profit loss plus 100 bps	3,000,000	5,000,000
Cash and cash equivalents	4,271,000,000	4,828,000,000	€ 4,789,000,000	€ 5,130,000,000
Positive coverage with impact on equity attributable to parent companies with a linear increase of 100 basis points	109,000,000	109,000,000
Effective hedges that have a negative impact on equity due to a linear decrease of 100 basis points	96,000,000	41,000,000
Impact from changes in market yield curves	43,000,000
Cash and cash equivalents excluding infrastructure projects	4,070,000,000	4,653,000,000
Equity attributable to owners of parent [member]
Detailed information about financial risk and capital management [Line Items]
Negative-positive impact on the income statement in the event of a rise in the euro and a fall in the share price	2,800,000
Currency translation differences	434,000,000	33,000,000
Ferrovial share price	1
Canada, Dollars
Detailed information about financial risk and capital management [Line Items]
Currency translation differences	€ (84,000,000)	(12,000,000)
Percentage of the impact on the parent company shareholders funds with a 10% depreciation in the value of the euro at the year end against the main currencies in which the group holds investments	43.00%
United States of America, Dollars
Detailed information about financial risk and capital management [Line Items]
Percentage of the impact on the parent company shareholders funds with a 10% depreciation in the value of the euro at the year end against the main currencies in which the group holds investments	9.00%
India, Rupees
Detailed information about financial risk and capital management [Line Items]
Currency translation differences	€ (159,000,000)	18,000,000
Percentage of the impact on the parent company shareholders funds with a 10% depreciation in the value of the euro at the year end against the main currencies in which the group holds investments	26.00%
Infrastructure project [Member]
Detailed information about financial risk and capital management [Line Items]
Undrawn credit lines	€ 26,000,000	13,000,000
Total liquidity	480,000,000	557,000,000
Impact on profit loss plus 100 bps	3,000,000	2,000,000
Other non-current financial assets	252,000,000	380,000,000
Exinfrastructure project [Member]
Detailed information about financial risk and capital management [Line Items]
Undrawn credit lines	1,008,000,000	652,000,000
Forwards hedging cash flows denominatedIn a currency other than the euro	0	(5,000,000)
Impact on profit loss plus 100 bps	0	3,000,000
Cash flows from used in decrease increase in long term restricted cash	10,000,000	21,000,000
Exinfrastructure project [Member] | Corporate debt [Member]
Detailed information about financial risk and capital management [Line Items]
Total liquidity	5,088,000,000	€ 5,320,000,000
Exinfrastructure project [Member] | Canada, Dollars
Detailed information about financial risk and capital management [Line Items]
Cash and cash equivalents	372,000,000
Exinfrastructure project [Member] | United Kingdom, Pounds
Detailed information about financial risk and capital management [Line Items]
Cash and cash equivalents	225,000,000
Exinfrastructure project [Member] | United States of America, Dollars
Detailed information about financial risk and capital management [Line Items]
Cash and cash equivalents	€ 535,000,000